15. STOCK OPTIONS (Details1) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Weighted average remaining life	7 years 10 months 10 days
Stock option exerciseable	4,903,333
Weighted average exercise price of stock option exerciseable	$ 0.141
Exercise Price 0.090 [Member]
Stock option outstanding	500,000
Stock option outstanding weighted average exercise price	$ 0.090
Weighted average remaining life	7 years 9 months
Stock option exerciseable	375,000
Weighted average exercise price of stock option exerciseable	$ 0.090
Exercise Price 0.100 [Member]
Stock option outstanding	1,900,000
Stock option outstanding weighted average exercise price	$ 0.100
Weighted average remaining life	9 years 6 months
Stock option exerciseable	1,250,000
Weighted average exercise price of stock option exerciseable	$ 0.100
Exercise Price 0.120 [Member]
Stock option outstanding	200,000
Stock option outstanding weighted average exercise price	$ 0.120
Weighted average remaining life	2 years 3 months
Stock option exerciseable	50,000
Weighted average exercise price of stock option exerciseable	$ 0.120
Exercise Price 0.150 [Member]
Stock option outstanding	100,000
Stock option outstanding weighted average exercise price	$ 0.150
Weighted average remaining life	2 years 9 months
Stock option exerciseable	100,000
Weighted average exercise price of stock option exerciseable	$ 0.150
Exercise Price 0.150 [Member]
Stock option outstanding	3,000,000
Stock option outstanding weighted average exercise price	$ 0.150
Weighted average remaining life	7 years 9 months
Stock option exerciseable	3,000,000
Weighted average exercise price of stock option exerciseable	$ 0.150
Exercise Price 0.240 [Member]
Stock option outstanding	220,000
Stock option outstanding weighted average exercise price	$ 0.240
Weighted average remaining life	3 years 3 months
Stock option exerciseable	128,333
Weighted average exercise price of stock option exerciseable	$ 0.240